Unaudited Condensed Consolidated Interim Statement of Changes in Equity Statement - GBP (£) £ in Thousands		Total		Share capital	Share premium account	Share-based payment reserve	Merger reserve	Special reserve	Currency translation reserve	Accumulated losses reserve
Beginning balance at Jan. 31, 2017		£ (3,493)		£ 618	£ 46,420	£ 5,136	£ (1,943)	£ 19,993	£ 50	£ (73,767)
Profit for the period	[1]	(8,042)		0	0	0	0	0	0	(8,042)
Currency translation adjustment		(8)	[2]	0	0	0	0	0	(8)	0
Total comprehensive profit for the period	[1]	(8,050)		0	0	0	0	0	(8)	(8,042)
New share capital issued from exercise of warrants		10		1	9	0	0	0	0	0
Share options exercised		24		0	24	0	0	0	0	0
Share-based payment		807		0	0	807	0	0	0	0
Ending balance at Jul. 31, 2017	[1]	(10,702)		619	46,453	5,943	(1,943)	19,993	42	(81,809)
Beginning balance (Previously stated) at Jan. 31, 2018		9,875		736	60,237	6,743	3,027	19,993	37	(80,898)
Beginning balance (Change in accounting policy (full retrospective application IFRS 15)) at Jan. 31, 2018		(13,059)		0	0	0	0	0	0	(13,059)
Beginning balance at Jan. 31, 2018	[1]	(3,184)	[3]	736	60,237	6,743	3,027	19,993	37	(93,957)
Profit for the period		20,814		0	0	0	0	0	0	20,814
Currency translation adjustment		19		0	0	0	0	0	19	0
Total comprehensive profit for the period		20,833		0	0	0	0	0	19	20,814
New share capital issued		15,000		83	14,917	0	0	0	0	0
Transaction costs on share capital issued		(858)		0	(858)	0	0	0	0	0
Share options exercised		100		2	98	0	0	0	0	0
Share-based payment		1,163		0	0	1,163	0	0	0	0
Ending balance at Jul. 31, 2018		£ 33,054		£ 821	£ 74,394	£ 7,906	£ 3,027	£ 19,993	£ 56	£ (73,143)

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’